Taxation (Details) R$ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
Related Party Transaction [Line Items]
Income tax (benefit) expense	$ 5	$ (30)	$ 2	$ (12)
Nigeria
Related Party Transaction [Line Items]
Tax assessment			171
Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Tax assessment			$ 161
Appeal, collateral placed | R$					R$ 330